Retirement Benefits (Tables)	12 Months Ended
Jun. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's other postretirement benefit plans follows:

	2012	2011	2010
Benefit cost
Service cost	$728	$675	$545
Interest cost	3,482	3,579	3,920
Net amortization and deferral	480	524	(461)
Net periodic benefit cost	$4,690	$4,778	$4,004

	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$73,139	$69,868
Service cost	728	675
Interest cost	3,482	3,579
Actuarial loss	11,447	5,002
Benefits paid	(5,142)	(5,985)
Benefit obligation at end of year	$83,654	$73,139
Funded status	$(83,654)	$(73,139)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(5,041)	$(5,670)
Pensions and other postretirement benefits	(78,613)	(67,469)
Net amount recognized	$(83,654)	$(73,139)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$21,246	$10,324
Prior service (credit)	(1,023)	(1,068)
Net amount recognized	$20,223	$9,256

Schedule of Assumptions Used
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2012	2011	2010
Discount rate	5.0%	5.01%	6.10%
Current medical cost trend rate	8.0%	8.0%	8.5%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2019	2018	2018

Schedule of Allocation of Plan Assets	The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2012	2011
Equity securities	54%	59%
Debt securities	34%	33%
Other	12%	8%
	100%	100%

Schedule of Changes in Fair Value of Plan Assets

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$92,718	$92,718	$—	$—
Equity securities
U.S. based companies	336,676	336,676	—	—
Non-U.S. based companies	245,460	245,460	—	—
Fixed income securities
Corporate bonds	188,859	58,038	130,821	—
Government issued securities	120,103	64,681	55,422	—
Mutual funds
Equity funds	337,374	336,747	627	—
Fixed income funds	222,147	218,208	3,939	—
Common/Collective trusts
Equity funds	661,622	—	661,622	—
Fixed income funds	392,398	—	392,398	—
Limited Partnerships	126,837	—	126,837	—
Miscellaneous	(24,144)	664	(24,808)	—
Total at June 30, 2012	$2,700,050	$1,353,192	$1,346,858	$—

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$112,080	$58,511	$53,569	$—
Equity securities
U.S. based companies	376,946	376,946	—	—
Non-U.S. based companies	288,161	288,161	—	—
Fixed income securities
Corporate bonds	120,136	—	120,136	—
Government issued securities	137,618	79,536	58,082	—
Mutual funds
Equity funds	220,312	219,816	496	—
Fixed income funds	138,314	135,620	2,694	—
Common/Collective trusts
Equity funds	766,847	—	766,847	—
Fixed income funds	513,365	—	513,365	—
Limited Partnerships	128,470	—	128,470	—
Miscellaneous	(3,832)	88	(3,920)	—
Total at June 30, 2011	$2,798,417	$1,158,678	$1,639,739	$—

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures

	2012	2011	2010
Shares held by ESOP	10,216,738	10,308,032	10,950,349
Company contributions to ESOP	$58,067	$52,627	$48,336

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$221	$(185)
Effect on postretirement benefit obligation	4,135	(3,476)

Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's defined benefit pension plans follows:

	2012	2011	2010
Benefit cost
Service cost	$84,663	$87,676	$70,977
Interest cost	185,550	176,081	178,562
Expected return on plan assets	(201,845)	(200,303)	(177,559)
Amortization of prior service cost	14,016	12,636	13,974
Amortization of unrecognized actuarial loss	105,788	109,436	65,823
Amortization of initial net (asset)	(60)	(63)	(55)
Net periodic benefit cost	$188,112	$185,463	$151,722

	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$3,569,560	$3,430,835
Service cost	84,663	87,676
Interest cost	185,550	176,081
Actuarial loss (gain)	847,628	(101,806)
Benefits paid	(152,417)	(146,779)
Plan amendments	3,475	9,735
Acquisitions	40,324	—
Foreign currency translation and other	(72,262)	113,818
Benefit obligation at end of year	$4,506,521	$3,569,560
Change in plan assets
Fair value of plan assets at beginning of year	2,798,417	$2,020,186
Actual gain on plan assets	4,515	384,848
Employer contributions	68,799	461,243
Benefits paid	(152,417)	(146,779)
Acquisitions	28,928	—
Foreign currency translation and other	(48,192)	78,919
Fair value of plan assets at end of year	$2,700,050	$2,798,417
Funded status	$(1,806,471)	$(771,143)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(11,448)	$(14,815)
Pensions and other postretirement benefits	(1,795,023)	(756,328)
Net amount recognized	$(1,806,471)	$(771,143)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$2,051,178	$1,133,411
Prior service cost	57,756	69,337
Transition obligation	230	161
Net amount recognized	$2,109,164	$1,202,909

Benefit Obligations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used
The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2012	2011	2010
U.S. defined benefit plans
Discount rate	5.45%	5.30%	6.25%
Average increase in compensation	5.21%	5.21%	4.34%
Expected return on plan assets	8.0%	8.5%	8.5%
Non-U.S. defined benefit plans
Discount rate	2.0 to 5.87%	1.75 to 6.0%	2.0 to 6.78%
Average increase in compensation	2.0 to 5.0%	2.0 to 4.5%	2.0 to 4.7%
Expected return on plan assets	1.0 to 7.5%	1.0 to 8.0%	1.0 to 8.0%

Benefit Costs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2012	2011
U.S. defined benefit plans
Discount rate	3.91%	5.45%
Average increase in compensation	5.21%	5.21%
Non-U.S. defined benefit plans
Discount rate	1.75 to 4.7%	2.0 to 5.87%
Average increase in compensation	2.0 to 6.0%	2.0 to 5.0%